Reverse Recapitalization (Details) - Schedule of Consolidated Statements of Stockholders’ Equity (Deficit) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Schedule of Consolidated Statements of Stockholders’ Equity (Deficit) [Abstract]
Net equity impact of the Business Combination		$ (23,876)
Loss on issuance of forward purchase contract		24,475
Transaction costs expensed		3,329		$ 7,500
Total Impact of Business Combination on total stockholders’ deficit(1)	[1]	3,928
Issuance of subscription receivable		32,915
Par value of common stock issued		(1)
Total Impact of Business Combination on additional paid-in capital		$ 36,842

[1]	Excludes impact of the Business Combination on net loss, which is presented separately in the consolidated statements of stockholders’ equity (deficit).